Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	$ 6,600
Net defined benefit liability (asset)	5,767	$ 6,600
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	47,389
Net defined benefit liability (asset)	42,909	47,389
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(40,752)
Net defined benefit liability (asset)	(37,107)	(40,752)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(37)
Net defined benefit liability (asset)	(35)	(37)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	7,139
Net defined benefit liability (asset)	6,181	7,139
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	47,265
Net defined benefit liability (asset)	42,799	47,265
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(40,089)
Net defined benefit liability (asset)	(36,583)	(40,089)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(37)
Net defined benefit liability (asset)	(35)	(37)
Pension Plan | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	8,139	4,163
Current service cost	66	65
Past service cost and gains/(losses) from settlements	280	231
Service cost	346	296
Net interest income/(cost) on the net defined benefit asset/(liability)	(211)	(114)
Remeasurement effects recognised in other comprehensive income	(321)	3,140
– return on plan assets (excluding interest income)	(1,501)	1,410
– actuarial gains/(losses)	1,051	954
– other changes	129	776
Exchange differences	(437)	569
Contributions by HSBC	197	449
Contributions by employees	0	0
Benefits paid	0	0
Administrative costs and taxes paid by plan	0	0
Net defined benefit liability (asset)	7,443	8,139
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	38,265	33,442
Current service cost		0
Past service cost and gains/(losses) from settlements	0	0
Service cost	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	(970)	(864)
Remeasurement effects recognised in other comprehensive income	(1,501)	1,410
– return on plan assets (excluding interest income)	(1,501)	1,410
– actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	(2,038)	3,292
Contributions by HSBC	197	449
Contributions by employees	0	0
Benefits paid	(1,138)	(1,143)
Administrative costs and taxes paid by plan	(51)	(49)
Net defined benefit liability (asset)	34,704	38,265
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	30,126	29,279
Current service cost	(66)	(65)
Past service cost and gains/(losses) from settlements	(280)	(231)
Service cost	(346)	(296)
Net interest income/(cost) on the net defined benefit asset/(liability)	(759)	(750)
Remeasurement effects recognised in other comprehensive income	(1,180)	(1,730)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	(1,051)	(954)
– other changes	(129)	(776)
Exchange differences	(1,601)	2,723
Contributions by HSBC	0	0
Contributions by employees	0	0
Benefits paid	(1,138)	(1,143)
Administrative costs and taxes paid by plan	(51)	(49)
Net defined benefit liability (asset)	27,261	30,126
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Current service cost	0	0
Past service cost and gains/(losses) from settlements	0	0
Service cost	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	0	0
Contributions by HSBC	0	0
Contributions by employees	0	0
Benefits paid	0	0
Administrative costs and taxes paid by plan	0	0
Net defined benefit liability (asset)	0	0
Pension Plan | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(1,000)	(1,537)
Current service cost	157	160
Past service cost and gains/(losses) from settlements	(8)	(218)
Service cost	149	(58)
Net interest income/(cost) on the net defined benefit asset/(liability)	30	29
Remeasurement effects recognised in other comprehensive income	(155)	289
– return on plan assets (excluding interest income)	(568)	784
– actuarial gains/(losses)	505	(500)
– other changes	(92)	5
Exchange differences	(62)	(70)
Contributions by HSBC	128	236
Contributions by employees	0	0
Benefits paid	6	53
Administrative costs and taxes paid by plan	0	0
Net defined benefit liability (asset)	(1,262)	(1,000)
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	9,000	8,955
Current service cost	0	0
Past service cost and gains/(losses) from settlements	0	833
Service cost	0	833
Net interest income/(cost) on the net defined benefit asset/(liability)	(220)	(272)
Remeasurement effects recognised in other comprehensive income	(568)	784
– return on plan assets (excluding interest income)	(568)	784
– actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	(151)	239
Contributions by HSBC	128	236
Contributions by employees	26	27
Benefits paid	(538)	(663)
Administrative costs and taxes paid by plan	(22)	(17)
Net defined benefit liability (asset)	8,095	9,000
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	9,963	10,468
Current service cost	(157)	(160)
Past service cost and gains/(losses) from settlements	8	1,051
Service cost	(149)	891
Net interest income/(cost) on the net defined benefit asset/(liability)	(249)	(300)
Remeasurement effects recognised in other comprehensive income	(413)	486
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	(505)	491
– other changes	92	(5)
Exchange differences	(86)	306
Contributions by HSBC	0	0
Contributions by employees	(26)	(27)
Benefits paid	(544)	(716)
Administrative costs and taxes paid by plan	(22)	(17)
Net defined benefit liability (asset)	9,322	9,963
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	37	24
Current service cost	0	0
Past service cost and gains/(losses) from settlements	0	0
Service cost	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	(1)	(1)
Remeasurement effects recognised in other comprehensive income	0	9
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	0	9
– other changes	0	0
Exchange differences	(3)	3
Contributions by HSBC	0	0
Contributions by employees	0	0
Benefits paid	0	0
Administrative costs and taxes paid by plan	0	0
Net defined benefit liability (asset)	35	37
Pension Plan | Normal | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	197	58
Pension Plan | Normal | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	197	58
Pension Plan | Normal | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Normal | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Normal | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	128	215
Pension Plan | Normal | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	128	215
Pension Plan | Normal | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Normal | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Special | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	391
Pension Plan | Special | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	391
Pension Plan | Special | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Special | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Special | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	21
Pension Plan | Special | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	21
Pension Plan | Special | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Special | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Actives | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	5,837
Net defined benefit liability (asset)	5,337	5,837
Pension Plan | Actives | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	5,084
Net defined benefit liability (asset)	4,443	5,084
Pension Plan | Deferreds | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	8,745
Net defined benefit liability (asset)	8,200	8,745
Pension Plan | Deferreds | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	1,663
Net defined benefit liability (asset)	1,589	1,663
Pension Plan | Pensioners | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	15,544
Net defined benefit liability (asset)	13,724	15,544
Pension Plan | Pensioners | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	3,216
Net defined benefit liability (asset)	$ 3,290	$ 3,216